Note 11 - Notes Payable (Details) - Notes Payable Consists of the Following (USD $)	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Less current portion	$ (910,612)	$ (234,807)
Turbine Supplier [Member]
Debt Instrument [Line Items]
Note payable to a turbine supplier, including interest at 6%, payable solely through 95% of net cash flows from a wind project; secured by Company’s first secured rights arising out of its Development and Construction Services Agreement with the underlying project. The note payable has been classified as long-term based on estimated payments from project cash flows. Increases in amounts represent accrued interest. See Note 27 for legal proceedings with this supplier.	3,068,595	2,914,095
Note Payable to Bank [Member]
Debt Instrument [Line Items]
Notes Payable to Bank	330,000
Note Payable to Bank 2 [Member]
Debt Instrument [Line Items]
Notes Payable to Bank	385,963
Note Payable to Bank 3 [Member]
Debt Instrument [Line Items]
Notes Payable to Bank		319,380
Note Payable to Bank 4 [Member]
Debt Instrument [Line Items]
Notes Payable to Bank	162,000
Note Payable to Bank 5 [Member]
Debt Instrument [Line Items]
Notes Payable to Bank	87,671
Total Notes Payable	4,034,229	3,233,475
Less current portion	(910,612)	(234,807)
Long-term portion	$ 3,123,617	$ 2,998,668